Summary of Stock Option Activity (Detail) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Options Outstanding Number of Shares
Outstanding at beginning of period	1,626,582
Granted	256,191
Exercised	(268,713)
Forfeited	(19,825)
Outstanding at end of period	1,594,235
Exercisable at end of period	739,901
Weighted Average Exercise Price
Outstanding at beginning of period	$ 34.87
Granted	69.61
Exercised	26.81
Forfeited	30.96
Outstanding at end of period	41.86
Exercisable at end of period	29.35
Weighted Average Fair Value
Outstanding at beginning of period	11.94
Granted	20.10	$ 19.75
Exercised	10.10
Forfeited	11.47
Outstanding at end of period	13.57
Exercisable at end of period	$ 10.63
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 8 months 19 days
Exercisable at end of period	3 years 4 months 17 days